UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202

 (Address of principal executive offices) (Zip code)

Michael P. Malloy

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

18th & Cherry Streets

Philadelphia, Pennsylvania 19103-6996

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1 – Schedule of Investments.

                        The Registrant had no investments as of the end of the reporting period.

Item 2 - Controls and Procedures.

(a)

The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: May 27, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
President / Principal Executive Officer

Date: May 27, 2011

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Treasurer / Principal Financial Officer

Date: May 27, 2011